CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 360,299	$ 55,218	¥ 144,574
Total current liabilities	24,854,578	3,809,131	20,173,166
Total non-current liabilities	13,886,553	2,128,207	14,904,452
VIEs
Total current liabilities	12,127,963	1,858,692	12,093,465
Total non-current liabilities	¥ 1,148,695	$ 176,045	¥ 1,932,830
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	2,900,519,681	2,900,519,681	2,603,890,438
Common stock, shares outstanding	2,609,809,545	2,609,809,545	2,259,125,125
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	2,876,391,396	2,876,391,396	2,876,391,396
Common stock, shares outstanding	2,876,391,396	2,876,391,396	2,876,391,396